UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number  811-07851

    Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

    One Franklin Parkway, San Mateo, CA   94403-1906

(Address of principal executive offices)   (Zip code)

    Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (650) 312-2000

Date of fiscal year end:   5/31

Date of reporting period:   11/30/18

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report

November 30, 2018

Franklin Fund Allocator Series

Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 321-8563 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 321-8563 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Not part of the semiannual report	1

Semiannual Report

Economic and Market Overview

The U.S. economy grew during the six months under review. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 3.8% in May 2018 to a nearly 49-year low of 3.7% at period-end.1 Annual inflation, as measured by the Consumer Price Index, decreased from 2.8% in May 2018 to 2.2% at period-end.1

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June 2018 meeting and continued to reduce its balance sheet as part of its ongoing plan to normalize monetary policy. In his congressional testimony in July 2018 and at the Fed symposium in August, Fed Chair Jerome Powell reiterated the Fed’s intention to gradually raise interest rates. At its September 2018 meeting, the Fed raised its target range for the federal funds rate 0.25% to 2.00%–2.25%, as widely expected. Furthermore, the Fed raised its forecast for U.S. economic growth in 2018 and 2019 and projected one more rate increase in 2018. At its November meeting, the Fed held its target range for the federal funds rate unchanged but suggested it would continue to gradually raise rates, leading financial markets to expect a December rate increase. However, near period-end, the Fed Chair, in his speech at the Economic Club of New York, mentioned the Fed’s current policy rate was “just below” estimates of what it believed would be neutral for the economy, suggesting it might slow its pace of rate increases.

The 10-year Treasury yield, which moves inversely to its price, increased during the period. The yield rose to multi-year highs in October and November 2018 amid investor concerns about higher inflation and the Fed’s interest-rate path. Expectations that other central banks might scale back monetary stimulus and better-than-expected U.S. economic reports also pushed the yield higher. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political turmoil in Italy, political uncertainties in the U.S., the Trump administration’s protectionist trade policies, U.S. trade disputes with its allies and China, economic turmoil in Turkey and Argentina, slowing global economic growth, and dovish comments from Fed officials. Overall, the 10-year Treasury yield rose from 2.83% at the beginning of the period to 3.01% at period-end.

The foregoing information reflects our analysis and opinions as of November 30, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

2	Semiannual Report

Franklin Payout 2018 Fund

We are pleased to bring you Franklin Payout 2018 Fund’s semiannual report for the period ended November 30, 2018. As previously communicated, the Fund is scheduled to make its final distribution on or about December 28, 2018. In preparation for the Fund’s liquidation, the Fund will close to all investors at the close of market on or about December 19, 2018. Shareholders may exchange their investment in the Fund for another Franklin Templeton fund prior to the final distribution date.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +1.00% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2018 Maturity Index, returned +0.98%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2018. You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S.

Portfolio Composition

Based on Total Net Assets as of 11/30/18

dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2018. Over time, the Fund’s duration and weighted average maturity declined as 2018 approached. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities were held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2018, the Fund consisted almost entirely of cash, cash equivalents and money market instruments. The Fund was designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who were nearing retirement or are in retirement. There was no guarantee the Fund will meet an investor’s retirement spending needs. The Fund made its final distribution in December 2018.

Maturity 11/30/18

% of Total
Market Value
0 to 1 Year	100.0%

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 30.

Semiannual Report	3

FRANKLIN PAYOUT 2018 FUND

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Top 10 Holdings*

11/30/18

% of Total
Issue/Issuer	Net Assets
U.S. Treasury Note	8.5%
Federal Home Loan Bank (FHLB)	3.5%
Georgia Power Co.	2.8%
Starbucks Corp.	2.8%
Morgan Stanley	2.8%
John Deere Capital Corp.	2.8%
European Investment Bank	2.8%
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC	2.8%
Kroger Co.	1.4%
CVS Health Corp.	1.4%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays U.S. Government/Credit 2018 Maturity Index was enhanced primarily by our overweighted allocation to the investment-grade corporate credit sector. In contrast, longer duration positioning compared with the index was the primary detractor from performance.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting in the sector compared with the index. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an underweighted allocation to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2018 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4	Semiannual Report

FRANKLIN PAYOUT 2018 FUND

Performance Summary as of November 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
6-Month	+1.00%	+1.00%
1-Year	+1.52%	+1.52%
3-Year	+4.56%	+1.50%
Since Inception (6/1/15)	+4.98%	+1.40%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 6 for Performance Summary footnotes.

Semiannual Report	5

FRANKLIN PAYOUT 2018 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver

Advisor	0.46%	3.06%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6	Semiannual Report

FRANKLIN PAYOUT 2018 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,010.00	$1.51	$1,023.56	$1.52	0.30%
Advisor	$1,000	$1,010.00	$1.56	$1,023.51	$1.57	0.31%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report	7

Franklin Payout 2019 Fund

This semiannual report for Franklin Payout 2019 Fund covers the period ended November 30, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +0.80% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2019 Maturity Index, returned +1.00%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2019. You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 11/30/18

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2019. Over time, the Fund’s duration and weighted average maturity will decline as 2019 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2019, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity

11/30/18

% of Total Market Value
0 to 1 Year	64.2%
1 to 2 Years	35.8%

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 34.

8	Semiannual Report

FRANKLIN PAYOUT 2019 FUND

Top 10 Holdings*

11/30/18

Issue/Issuer	% of Total Net Assets
Federal Home Loan Bank (FHLB)	9.0%
Federal National Mortgage Association (FNMA)	4.9%
Federal Farm Credit Bank (FFCB)	3.6%
Anheuser-Busch InBev Worldwide Inc.	2.5%
Morgan Stanley	2.5%
Boeing Capital Corp.	2.5%
Westpac Banking Corp.	2.5%
Emerson Electric Co.	2.5%
Deere & Co.	2.5%
Lockheed Martin Corp.	2.5%
*	Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s exposure to U.S. agency bonds and duration positioning detracted from returns relative to the Bloomberg Barclays U.S. Government/Credit 2019 Maturity Index. In contrast, our overweighted allocation to investment-grade corporate securities and exposure to covered bonds contributed to relative returns.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting in the sector compared with the index. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted allocation to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2019 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report	9

FRANKLIN PAYOUT 2019 FUND

Performance Summary as of November 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
6-Month	+0.80%	+0.80%
1-Year	+0.95%	+0.95%
3-Year	+5.09%	+1.67%
Since Inception (6/1/15)	+5.72%	+1.60%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 11 for Performance Summary footnotes.

10	Semiannual Report

FRANKLIN PAYOUT 2019 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver

Advisor	0.45%	2.69%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN PAYOUT 2019 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,008.00	$1.51	$1,023.56	$1.52	0.30%
Advisor	$1,000	$1,008.00	$1.56	$1,023.51	$1.57	0.31%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

12	Semiannual Report

Franklin Payout 2020 Fund

This semiannual report for Franklin Payout 2020 Fund covers the period ended November 30, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +0.50% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2020 Maturity Index, returned +0.72%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2020. You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 11/30/18

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2020. Over time, the Fund’s duration and weighted average maturity will decline as 2020 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2020, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 38.

Semiannual Report	13

FRANKLIN PAYOUT 2020 FUND

Maturity

11/30/18

% of Total Market Value
0 to 1 Year	7.3%
1 to 2 Years	71.4%
2 to 3 Years	21.3%

Top 10 Holdings*

11/30/18

Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	12.1%
Federal Home Loan Bank (FHLB)	4.9%
AEGON Funding Co. LLC	2.6%
Morgan Stanley	2.5%
Emerson Electric Co.	2.5%
Hershey Co.	2.5%
JPMorgan Chase & Co.	2.5%
Travelers Cos. Inc.	2.5%
UnitedHealth Group Inc.	2.5%
TransCanada PipeLines Ltd.	2.5%
*	Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s security selection within investment-grade corporate securities detracted from returns relative to the Bloomberg Barclays U.S. Government/ Credit 2020 Maturity Index. However, its overweighted allocation to the sector contributed to relative returns. Longer duration positioning compared with the index also detracted. In contrast, security selection within the high-yield corporate credit sector contributed to relative performance.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting to the sector compared with the index. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remain unattractive to us. Additionally, we maintained an overweighted position to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2020 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

14	Semiannual Report

FRANKLIN PAYOUT 2020 FUND

Performance Summary as of November 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
6-Month	+0.50%	+0.50%
1-Year	+0.22%	+0.22%
3-Year	+5.08%	+1.66%
Since Inception (6/1/15)	+5.50%	+1.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 16 for Performance Summary footnotes.

Semiannual Report	15

FRANKLIN PAYOUT 2020 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]
Share Class	With Waiver	Without Waiver
Advisor	0.45%	2.83%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

16	Semiannual Report

FRANKLIN PAYOUT 2020 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,005.00	$1.51	$1,023.56	$1.52	0.30%
Advisor	$1,000	$1,005.00	$1.56	$1,023.51	$1.57	0.31%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report	17

Franklin Payout 2021 Fund

This semiannual report for Franklin Payout 2021 Fund covers the period ended November 30, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +0.20% cumulative total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2021 Maturity Index, returned a +0.63%.1 The index includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2021. You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 11/30/18

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2021. Over time, the Fund’s duration and weighted average maturity will decline as 2021 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2021, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 43.

18	Semiannual Report

FRANKLIN PAYOUT 2021 FUND

Maturity

11/30/18

% of Total Market Value
0 to 1 Year	7.3%
2 to 3 Years	59.6%
3 to 4 Years	33.1%

Top 10 Holdings*

11/30/18

Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	7.7%
Federal Home Loan Bank (FHLB)	4.9%
Federal Farm Credit Bank (FFCB)	4.8%
California State GO	2.6%
Thomas & Betts Corp.	2.6%
Telstra Corp. Ltd.	2.5%
Gilead Sciences Inc.	2.5%
Total Capital SA	2.5%
Simon Property Group LP	2.5%
Berkshire Hathaway Inc.	2.5%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s overweighted allocation and security selection within the investment-grade corporate credit and international bond sectors detracted from returns relative to the Bloomberg Barclays U.S. Government/ Credit 2021 Maturity Index. In contrast, longer duration positioning compared with the index and security selection within the U.S. agency sector contributed to relative performance.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio and maintained an overweighting to the sector compared with the index. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted position to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2021 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report	19

FRANKLIN PAYOUT 2021 FUND

Performance Summary as of November 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
6-Month	+0.20%	+0.20%
1-Year	-0.55%	-0.55%
3-Year	+4.88%	+1.60%
Since Inception (6/1/15)	+5.83%	+1.63%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 21 for Performance Summary footnotes.

20	Semiannual Report

FRANKLIN PAYOUT 2021 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses[4]

Share Class	With Waiver	Without Waiver

Advisor	0.45%	2.59%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report	21

FRANKLIN PAYOUT 2021 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,003.00	$1.51	$1,023.56	$1.52	0.30%
Advisor	$1,000	$1,002.00	$1.56	$1,023.51	$1.57	0.31%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

22	Semiannual Report

Franklin Payout 2022 Fund

This semiannual report for Franklin Payout 2022 Fund covers the period ended November 30, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +0.20% cumulative total return for the period under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2022 Maturity Index, returned a +0.50%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2022. You can find more of the Fund’s performance data in the Performance Summary beginning on page 25.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 11/30/18

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2022. Over time, the Fund’s duration and weighted average maturity will decline as 2022 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2022, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 48.

Semiannual Report	23

FRANKLIN PAYOUT 2022 FUND

Maturity

11/30/18

% of Total Market Value
0 to 1 Year	2.8%
3 to 4 Years	61.6%
4 to 5 Years	31.4%
6 to 7 Years	4.2%

Top 10 Holdings*
11/30/18
Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	9.4%
Federal Home Loan Bank (FHLB)	8.3%
JPMorgan Chase & Co.	2.8%
Metlife Inc.	2.8%
Swiss Re Treasury U.S. Corp.	2.8%
International Business Machines Corp.	2.8%
American Express Credit Account Master Trust	2.8%
International Finance Corp.	2.8%
United Parcel Service Inc.	2.8%
Massmutual Global Funding II	2.8%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s overweighted allocation and security selection within the investment-grade corporate credit sector detracted from returns relative to the Bloomberg Barclays U.S. Government/Credit 2022 Maturity Index. In contrast, longer duration positioning compared with the index as well as our allocation to international bonds contributed to relative performance.

At period-end, we remained focused on investment-grade corporate credit exposures in the portfolio maintained an overweighting to the sector compared with the index. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis and that the sector has potential for higher earnings. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us.

Additionally, we maintained an overweighted position to the agency sector. Finally, we maintained a slightly longer duration in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2022 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

24	Semiannual Report

FRANKLIN PAYOUT 2022 FUND

Performance Summary as of November 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
6-Month	+0.20%	+0.20%
Since Inception (1/23/18)	-0.40%	-0.40%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 26 for Performance Summary footnotes.

Semiannual Report	25

FRANKLIN PAYOUT 2022 FUND

PERFORMANCE SUMMARY

Total Annual Operating Expenses4

Share Class	With Waiver	Without Waiver

Advisor	0.44%	3.33%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

26	Semiannual Report

FRANKLIN PAYOUT 2022 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value	Ending Account Value 11/30/18	Expenses Paid During Period 1/23/18–11/30/18[1,2]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,002.00	$1.51	$1,023.56	$1.52	0.30%
Advisor	$1,000	$1,002.00	$1.61	$1,023.46	$1.62	0.32%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

Semiannual Report	27

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights Franklin Payout 2018 Fund
	Six Months Ended November 30, 2018		Year Ended May 31,
	(unaudited)		2018	2017	2016[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.02		$10.06	$10.08	$10.00

Income from investment operations[b]:

Net investment income[c]	0.07		0.14	0.14	0.14

Net realized and unrealized gains (losses)	0.03		(0.04)	(0.02)	0.04

Total from investment operations	0.10		0.10	0.12	0.18

Less distributions from:

Net investment income	—		(0.14)	(0.14)	(0.10)

Net realized gains	—		(—)[d]	—	—

Total distributions	—		(0.14)	(0.14)	(0.10)

Net asset value, end of period	$10.12		$10.02	$10.06	$10.08

Total return[e]	1.00%		1.03%	1.20%	1.78%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	2.14%		2.98%	3.02%	4.03%

Expenses net of waiver and payments by affiliates	0.30%	[g]	0.30%	0.30%	0.29%

Net investment income	1.45%		1.41%	1.41%	1.39%

Supplemental data

Net assets, end of period (000’s)	$1,788		$1,770	$1,777	$1,781

Portfolio turnover rate	—%		—%	5.81%	2.97%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2018 Fund (continued)

	Six Months Ended November 30, 2018	Year Ended May 31,
	(unaudited)	2018	2017	2016[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.01	$10.06	$10.08	$10.00

Income from investment operations[b]:

Net investment income[c]	0.07	0.14	0.14	0.14

Net realized and unrealized gains (losses)	0.03	(0.05)	(0.02)	0.04

Total from investment operations	0.10	0.09	0.12	0.18

Less distributions from:

Net investment income	—	(0.14)	(0.14)	(0.10)

Net realized gains	—	(—)[d]	—	—

Total distributions	—	(0.14)	(0.14)	(0.10)

Net asset value, end of period	$10.11	$10.01	$10.06	$10.08

Total return[e]	1.00%	0.92%	1.20%	1.78%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	2.14%	2.98%	3.02%	4.03%

Expenses net of waiver and payments by affiliates	0.31%[g]	0.31%	0.30%	0.29%

Net investment income	1.44%	1.40%	1.41%	1.39%

Supplemental data

Net assets, end of period (000’s)	$1,787	$1,770	$1,777	$1,781

Portfolio turnover rate	—%	—%	5.81%	2.97%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2018 (unaudited)

Franklin Payout 2018 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 22.4%
Banks 4.2%
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC, senior note, 2.40%, 12/12/18	France	$ 100,000	$ 99,961
KeyCorp., senior note, 2.30%, 12/13/18	United States	50,000	49,996

			149,957

Capital Goods 2.8%
John Deere Capital Corp., senior note, 1.95%, 12/13/18	United States	100,000	99,979

Consumer Services 2.8%
Starbucks Corp., senior note, 2.00%, 12/05/18	United States	100,000	99,998

Diversified Financials 2.8%
Morgan Stanley, senior note, 2.20%, 12/07/18	United States	100,000	99,996

Energy 1.4%
Devon Energy Corp., senior note, 2.25%, 12/15/18	United States	50,000	49,991

Food & Staples Retailing 1.4%
Kroger Co., senior bond, 6.80%, 12/15/18	United States	50,000	50,057

Health Care Equipment & Services 1.4%
CVS Health Corp., senior note, 2.25%, 12/05/18	United States	50,000	49,999

Technology Hardware & Equipment 1.4%
Tyco Electronics Group SA, senior note, 2.375%, 12/17/18	Switzerland	50,000	49,978

Utilities 4.2%
[a] Dominion Energy Inc., senior note, 144A, 1.875%, 12/15/18	United States	50,000	49,977
Georgia Power Co., senior note, 1.95%, 12/01/18	United States	100,000	100,000

			149,977

Total Corporate Bonds (Cost $800,115)			799,932

Foreign Government and Agency Securities (Cost $99,989) 2.8%
European Investment Bank, senior note, 1.625%, 12/18/18	Supranational[b]	100,000	99,975

U.S. Government and Agency Securities 12.0%
FHLB, 3.75%, 12/14/18	United States	125,000	125,052
U.S. Treasury Note,
1.375%, 12/31/18	United States	130,000	129,915
1.50%, 12/31/18	United States	175,000	174,902

Total U.S. Government and Agency Securities (Cost $430,166)			429,869

Total Investments before Short Term Investments (Cost $1,330,270)			1,329,776

		Shares

Short Term Investments (Cost $2,208,054) 61.8%

Money Market Funds 61.8%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.91%	United States	2,208,054	2,208,054

Total Investments (Cost $3,538,324) 99.0%			3,537,830
Other Assets, less Liabilities 1.0%			36,988

Net Assets 100.0%			$3,574,818

30	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2018 Fund (continued)

See Abbreviations on page 65.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2018, the value of this security was $49,977, representing 1.4% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2019 Fund

	Six Months Ended November 30, 2018	Year Ended May 31,
	(unaudited)	2018	2017	2016[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.99	$10.13	$10.16	$10.00

Income from investment operations[b]:

Net investment income[c]	0.09	0.19	0.18	0.18

Net realized and unrealized gains (losses)	(0.01)	(0.15)	(0.03)	0.10

Total from investment operations	0.08	0.04	0.15	0.28

Less distributions from:

Net investment income	—	(0.18)	(0.18)	(0.12)

Net realized gains	—	(—)[d]	—	—

Total distributions	—	(0.18)	(0.18)	(0.12)

Net asset value, end of period	$10.07	$ 9.99	$10.13	$10.16

Total return[e]	0.80%	0.45%	1.52%	2.85%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	2.69%	2.60%	2.66%	3.57%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.29%

Net investment income	1.85%	1.88%	1.81%	1.80%

Supplemental data

Net assets, end of period (000’s)	$2,038	$2,022	$2,051	$2,057

Portfolio turnover rate	2.16%	1.29%	—%	—% [g]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gRounds to less than 0.01%.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2019 Fund (continued)

	Six Months Ended November 30, 2018	Year Ended May 31,
	(unaudited)	2018	2017	2016[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.99	$10.13	$10.16	$10.00

Income from investment operations[b]:

Net investment income[c]	0.09	0.19	0.18	0.18

Net realized and unrealized gains (losses)	(0.01)	(0.15)	(0.03)	0.10

Total from investment operations	0.08	0.04	0.15	0.28

Less distributions from:

Net investment income	—	(0.18)	(0.18)	(0.12)

Net realized gains	—	(—)[d]	—	—

Total distributions	—	(0.18)	(0.18)	(0.12)

Net asset value, end of period	$10.07	$ 9.99	$10.13	$10.16

Total return[e]	0.80%	0.44%	1.52%	2.85%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	2.69%	2.60%	2.66%	3.57%

Expenses net of waiver and payments by affiliates	0.31%	0.31%	0.30%	0.29%

Net investment income	1.84%	1.87%	1.81%	1.80%

Supplemental data

Net assets, end of period (000’s)	$2,038	$2,022	$2,051	$2,057

Portfolio turnover rate	2.16%	1.29%	—%	—% [g]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gRounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2018 (unaudited)

Franklin Payout 2019 Fund

	Country	Principal Amount*	Value

Corporate Bonds 76.1%
Banks 14.7%

Bank of Nova Scotia, secured note, 2.125%, 9/11/19	Canada	$100,000	$ 99,299
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	99,209
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	99,188
Royal Bank of Canada, secured note, 2.20%, 9/23/19	Canada	100,000	99,411
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	99,155
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	101,623

			597,885

Capital Goods 17.2%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	101,721
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	99,157
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	101,092
Emerson Electric Co., senior bond, 4.875%, 10/15/19	United States	100,000	101,541
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	97,730
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	100,982
United Technologies Corp., senior note, 1.50%, 11/01/19	United States	100,000	98,383

			700,606

Commercial & Professional Services 1.3%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	50,798

Diversified Financials 4.9%
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19	United States	100,000	99,333
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	101,822

			201,155

Energy 8.5%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	99,266
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	49,726
Equinor ASA, senior note, 2.25%, 11/08/19	Norway	100,000	99,343
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	49,648
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	49,461

			347,444

Food & Staples Retailing 3.6%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	98,738
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	49,632

			148,370

Food, Beverage & Tobacco 3.8%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	103,214
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United Kingdom	50,000	50,725

			153,939

Health Care Equipment & Services 4.9%
Becton Dickinson and Co., senior note, 2.675%, 12/15/19	United States	50,000	49,595
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	99,319
Zimmer Biomet Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	50,523

			199,437

Materials 2.4%
PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	100,000	99,118

Media & Entertainment 2.4%
[a] Discovery Communications LLC, senior note, 144A, 2.75%, 11/15/19	United States	50,000	49,628
Viacom Inc., senior note, 2.75%, 12/15/19	United States	50,000	49,745

			99,373

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	99,049

34	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2019 Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds (continued)
Real Estate 1.3%
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	$ 50,000	$ 51,548

Telecommunication Services 1.3%
AT&T Inc., senior note, 5.875%, 10/01/19	United States	50,000	51,094

Utilities 7.4%
Dominion Energy Inc., senior note, 2.50%, 12/01/19	United States	50,000	49,519
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	49,516
Georgia Power Co., senior note, 4.25%, 12/01/19	United States	100,000	100,802
Progress Energy Inc., senior bond, 4.875%, 12/01/19	United States	50,000	50,551
Public Service Electric and Gas Co., secured note, 2.00%, 8/15/19	United States	50,000	49,742

			300,130

Total Corporate Bonds (Cost $3,127,978)			3,099,946

U.S. Government and Agency Securities 17.5%
FFCB, 1.95%, 12/17/19	United States	150,000	148,675
FHLB, 1.25%, 12/13/19	United States	160,000	157,553
2.375%, 12/13/19	United States	210,000	209,083
FNMA, 1.75%, 11/26/19	United States	200,000	198,062

Total U.S. Government and Agency Securities (Cost $721,561)			713,373

Total Investments before Short Term Investments (Cost $3,849,539)			3,813,319

		Shares

Short Term Investments (Cost $253,543) 6.2%

Money Market Funds 6.2%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.91%	United States	253,543	253,543

Total Investments (Cost $4,103,082) 99.8%			4,066,862
Other Assets, less Liabilities 0.2%			9,436

Net Assets 100.0%			$4,076,298

See Abbreviations on page 65.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2018, value of this security was $49,628, representing 1.2% of net assets.

bSee Note 3(d) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2020 Fund

	Six Months Ended November 30, 2018	Year Ended May 31,
	(unaudited)	2018	2017	2016[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.95	$10.17	$10.17	$10.00

Income from investment operations[b]:

Net investment income[c]	0.10	0.20	0.21	0.20

Net realized and unrealized gains (losses)	(0.05)	(0.22)	(0.01)	0.11

Total from investment operations	0.05	(0.02)	0.20	0.31

Less distributions from net investment income	—	(0.20)	(0.20)	(0.14)

Net asset value, end of period	$10.00	$ 9.95	$10.17	$10.17

Total return[d]	0.50%	(0.18)%	1.99%	3.10%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.78%	2.74%	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.29%

Net investment income	2.06%	2.03%	2.02%	2.01%

Supplemental data

Net assets, end of period (000’s)	$2,028	$2,018	$2,062	$2,061

Portfolio turnover rate	—%	—%	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2020 Fund (continued)

	Six Months Ended
	November 30, 2018	Year Ended May 31,
	(unaudited)	2018	2017	2016[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.95	$10.17	$10.17	$10.00

Income from investment operations[b]:

Net investment income[c]	0.10	0.20	0.21	0.20

Net realized and unrealized gains (losses)	(0.05)	(0.22)	(0.01)	0.11

Total from investment operations	0.05	(0.02)	0.20	0.31

Less distributions from net investment income	—	(0.20)	(0.20)	(0.14)

Net asset value, end of period	$10.00	$ 9.95	$10.17	$10.17

Total return[d]	0.50%	(0.18)%	2.00%	3.10%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.78%	2.74%	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.31%	0.31%	0.30%	0.29%

Net investment income	2.05%	2.02%	2.02%	2.01%

Supplemental data

Net assets, end of period (000’s)	$2,027	$2,018	$2,062	$2,061

Portfolio turnover rate	—%	—%	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2018 (unaudited)

Franklin Payout 2020 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 70.5%
Banks 4.9%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$98,473
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	101,296

			199,769

Capital Goods 11.0%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	97,388
Caterpillar Financial Services Corp., senior note, 2.50%, 11/13/20	United States	100,000	98,501
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	101,751
Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	49,189
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	100,070

			446,899

Consumer Services 2.5%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	50,365
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	50,000

			100,365

Diversified Financials 5.0%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	102,971
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	100,371

			203,342

Energy 11.2%
Energy Transfer Operating LP, senior note, 4.15%, 10/01/20	United States	50,000	50,082
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	51,351
Equinor ASA, senior note, 2.90%, 11/08/20	Norway	100,000	99,040
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	51,236
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	51,500
TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	100,413
The Williams Cos. Inc., senior note, 4.125%, 11/15/20	United States	50,000	50,188

			453,810

Food, Beverage & Tobacco 7.4%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	100,004
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	101,660
PepsiCo Inc., senior bond, 3.125%, 11/01/20	United States	100,000	100,026

			301,690

Health Care Equipment & Services 6.2%
Becton Dickinson and Co., senior note, 3.25%, 11/12/20	United States	50,000	49,614
Cigna Corp., senior bond, 4.375%, 12/15/20	United States	50,000	50,683
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	50,924
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	100,955

			252,176

Household & Personal Products 2.5%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	100,093

Insurance 8.8%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	Netherlands	100,000	104,433
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	100,000	99,948
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	51,036
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	101,152

			356,569

38	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)

	Country/ Organization		Principal Amount*	Value

Corporate Bonds (continued)
Materials 2.0%
The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States		$31,000	$31,349
[a] Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States		50,000	51,551

				82,900

Media & Entertainment 1.3%
21st Century Fox America Inc., senior bond, 5.65%, 8/15/20	United States		50,000	51,673

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Amgen Inc., senior note, 3.45%, 10/01/20	United States		50,000	50,012
Celgene Corp., senior bond, 3.95%, 10/15/20	United States		50,000	50,498

				100,510

Technology Hardware & Equipment 0.2%
HP Inc., senior note, 3.75%, 12/01/20	United States		9,000	9,062

Utilities 5.0%
Alabama Power Co., senior note, 3.375%, 10/01/20	United States		100,000	99,848
Exelon Corp., senior note, 5.15%, 12/01/20	United States		50,000	51,117
Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States		50,000	50,270

				201,235

Total Corporate Bonds (Cost $2,905,750)				2,860,093

Foreign Government and Agency Securities 4.9%
Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational	[b]	100,000	98,557
International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational	[b]	100,000	98,613

Total Foreign Government and Agency Securities
(Cost $200,911)				197,170

U.S. Government and Agency Securities 17.0%
FHLB, 3.125%, 12/11/20	United States		200,000	200,914
U.S. Treasury Note,
2.625%, 11/15/20	United States		145,000	144,493
2.00%, 11/30/20	United States		145,000	142,743
2.375%, 12/31/20	United States		205,000	203,242

Total U.S. Government and Agency Securities

(Cost $705,503)				691,392

Total Investments before Short Term Investments (Cost $3,812,164)				3,748,655

			Shares
	Short Term Investments (Cost $294,961) 7.3%

Money Market Funds 7.3%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.91%	United States		294,961	294,961

Total Investments (Cost $4,107,125) 99.7%				4,043,616
Other Assets, less Liabilities 0.3%				11,616

Net Assets 100.0%				$4,055,232

Semiannual Report	39

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)

See Abbreviations on page 65.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2018, the value of this security was $51,551, representing 1.3% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

40	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2021 Fund

	Six Months Ended
	November 30, 2018	Year Ended May 31,
	(unaudited)	2018	2017	2016[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.96	$10.25	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.12	0.23	0.23	0.22

Net realized and unrealized gains (losses)	(0.09)	(0.29)	(0.06)	0.23

Total from investment operations	0.03	(0.06)	0.17	0.45

Less distributions from net investment income	—	(0.23)	(0.22)	(0.15)

Net asset value, end of period	$ 9.99	$ 9.96	$10.25	$10.30

Total return[d]	0.30%	(0.65)%	1.68%	4.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.64%	2.50%	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	0.29%

Net investment income	2.31%	2.25%	2.22%	2.21%

Supplemental data

Net assets, end of period (000’s)	$2,027	$2,022	$2,081	$2,090

Portfolio turnover rate	2.44%	—%	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	41

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2021 Fund (continued)

	Six Months Ended
	November 30, 2018	Year Ended May 31,
	(unaudited)	2018	2017	2016[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.96	$10.25	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.11	0.23	0.23	0.22

Net realized and unrealized gains (losses)	(0.09)	(0.29)	(0.06)	0.23

Total from investment operations	0.02	(0.06)	0.17	0.45

Less distributions from net investment income	—	(0.23)	(0.22)	(0.15)

Net asset value, end of period	$ 9.98	$ 9.96	$10.25	$10.30

Total return[d]	0.20%	(0.65)%	1.69%	4.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	2.64%	2.50%	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.31%	0.31%	0.30%	0.29%

Net investment income	2.30%	2.23%	2.22%	2.21%

Supplemental data

Net assets, end of period (000’s)	$2,027	$2,022	$2,081	$2,090

Portfolio turnover rate	2.44%	—%	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

42	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2018 (unaudited)

Franklin Payout 2021 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 70.1%
Capital Goods 12.1%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$ 97,948
Caterpillar Financial Services Corp., senior note, 1.931%, 10/01/21	United States	100,000	96,044
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	97,879
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	98,303
John Deere Capital Corp., senior bond, 3.15%, 10/15/21	United States	100,000	99,514

			489,688

Consumer Services 2.4%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	49,065
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	49,125

			98,190

Diversified Financials 5.0%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21	United States	100,000	100,013
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21	United States	100,000	101,394

			201,407

Energy 11.1%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	100,037
Equinor ASA, senior note, 2.75%, 11/10/21	Norway	100,000	98,480
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	98,909
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	102,320
The Williams Companies Inc., senior note, 4.00%, 11/15/21	United States	50,000	49,841

			449,587

Food & Staples Retailing 2.4%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	49,014
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	49,334

			98,348

Food, Beverage & Tobacco 3.6%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	49,065
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	98,167

			147,232

Health Care Equipment & Services 3.8%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	51,298
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	100,311

			151,609

Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	51,278

Materials 4.7%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	99,064
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	50,520
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	40,000	40,901

			190,485

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	102,606
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	98,078
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	51,236

			251,920

Semiannual Report	43

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)

	Country/ Organization	Principal Amount*	Value

Corporate Bonds (continued)
Real Estate 3.8%
American Tower Corp., senior note, 5.90%, 11/01/21	United States	$ 50,000	$ 52,842
Simon Property Group LP, senior bond, 4.125%, 12/01/21	United States	100,000	101,563

			154,405

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	100,309

Software & Services 2.4%
International Business Machines Corp., senior note, 2.90%, 11/01/21	United States	100,000	98,131

Technology Hardware & Equipment 2.6%
Thomas & Betts Corp., senior bond, 5.625%, 11/15/21	United States	100,000	105,800

Telecommunication Services 3.8%
[a] Telstra Corp. Ltd., senior bond, 144A, 4.80%, 10/12/21	Australia	100,000	102,965
Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States	50,000	49,329

			152,294

Transportation 1.2%
Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	49,686

Utilities 1.2%
Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	49,972

Total Corporate Bonds (Cost $2,901,284)			2,840,341

Foreign Government and Agency Securities (Cost $100,084) 2.4%
European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	97,654

U.S. Government and Agency Securities 17.4%
FFCB, 2.00%, 12/01/21	United States	200,000	194,762
FHLB, 2.625%, 12/10/21	United States	200,000	198,028
U.S. Treasury Note, 1.875%, 11/30/21	United States	160,000	155,734
2.125%, 12/31/21	United States	160,000	156,728

Total U.S. Government and Agency Securities (Cost $722,027)			705,252

Municipal Bonds (Cost $108,480) 2.6%
California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000	106,782

Total Investments before Short Term Investments (Cost $3,831,875)			3,750,029

		Shares

Short Term Investments (Cost $293,842) 7.3%

Money Market Funds 7.3%

[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.91%	United States	293,842	293,842

Total Investments (Cost $4,125,717) 99.8%			4,043,871
Other Assets, less Liabilities 0.2%			9,778

Net Assets 100.0%			$4,053,649

44	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)

See Abbreviations on page 65.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2018, the value of this security was $102,965, representing 2.6% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	45

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2022 Fund

	Six Months Ended November 30, 2018	Year Ended May 31,
	(unaudited)	2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.94	$10.00

Income from investment operations[b]:

Net investment income[c]	0.12	0.08

Net realized and unrealized gains (losses)	(0.10)	(0.14)

Total from investment operations	0.02	(0.06)

Net asset value, end of period	$ 9.96	$ 9.94

Total return[d]	0.20%	(0.60)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.03%	4.58%

Expenses net of waiver and payments by affiliates	0.30%[f]	0.30%

Net investment income	2.50%	2.36%

Supplemental data

Net assets, end of period (000’s)	$1,743	$1,739

Portfolio turnover rate	—%	—%

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

46	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2022 Fund (continued)

	Six Months Ended November 30, 2018	Year Ended May 31,
	(unaudited)	2018[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.94	$10.00

Income from investment operations[b]:

Net investment income[c]	0.12	0.08

Net realized and unrealized gains (losses)	(0.10)	(0.14)

Total from investment operations	0.02	(0.06)

Net asset value, end of period	$ 9.96	$ 9.94

Total return[d]	0.20%	(0.60)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.04%	4.58%

Expenses net of waiver and payments by affiliates	0.32%[f]	0.33%

Net investment income	2.48%	2.33%

Supplemental data

Net assets, end of period (000’s)	$1,743	$1,739

Portfolio turnover rate	—%	—%

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	47

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2018 (unaudited)

Franklin Payout 2022 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 69.0%
Banks 9.7%
Bank of America Corp., senior note, 2.503%, 10/21/22	United States	$100,000	$ 95,249
Bank of Montreal, senior note, 2.55%, 11/06/22	Canada	100,000	96,102
Citigroup Inc., senior note, 2.70%, 10/27/22	United States	50,000	47,792
JPMorgan Chase & Co., senior note, 3.25%, 9/23/22	United States	100,000	98,413

			337,556

Capital Goods 9.5%
Caterpillar Financial Services Corp., senior note, 2.55%, 11/29/22	United States	100,000	96,018
General Dynamics Corp., senior bond, 2.25%, 11/15/22	United States	100,000	96,116
General Electric Co., senior note, 2.70%, 10/09/22	United States	100,000	90,326
Raytheon Co., senior bond, 2.50%, 12/15/22	United States	50,000	48,320

			330,780

Commercial & Professional Services 1.4%
Equifax Inc., senior note, 3.30%, 12/15/22	United States	50,000	48,598

Diversified Financials 2.7%
American Express Co., senior note, 2.65%, 12/02/22	United States	100,000	95,632

Energy 5.6%
[a] APT Pipelines Ltd., senior note, 144A, 3.875%, 10/11/22	Australia	50,000	49,487
ONEOK Partners LP, senior bond, 3.375%, 10/01/22	United States	50,000	48,520
[a] Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	United States	100,000	96,206

			194,213

Food & Staples Retailing 2.7%
Walmart Inc., senior note, 2.35%, 12/15/22	United States	100,000	96,084

Food, Beverage & Tobacco 2.7%
Philip Morris International Inc., senior note, 2.50%, 11/02/22	United States	100,000	95,400

Health Care Equipment & Services 2.7%
UnitedHealth Group Inc., senior note, 2.375%, 10/15/22	United States	100,000	95,935

Household & Personal Products 2.8%
Colgate-Palmolive Co., senior note, 2.25%, 11/15/22	United States	100,000	96,216

Insurance 8.4%
[a] Massmutual Global Funding II, secured note, 144A, 2.50%, 10/17/22	United States	100,000	96,350
Metlife Inc., senior bond, 3.048%, 12/15/22	United States	100,000	97,770
[a] Swiss Re Treasury U.S. Corp., senior note, 144A, 2.875%, 12/06/22	Switzerland	100,000	97,395

			291,515

Materials 1.4%
The Dow Chemical Co., senior bond, 3.00%, 11/15/22	United States	50,000	48,284

Media & Entertainment 2.7%
The Walt Disney Co., senior bond, 2.35%, 12/01/22	United States	100,000	96,028

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AbbVie Inc., senior note, 2.90%, 11/06/22	United States	50,000	48,224

Real Estate 1.4%
Realty Income Corp., senior bond, 3.25%, 10/15/22	United States	50,000	49,055

Software & Services 4.2%
Fiserv Inc., senior bond, 3.50%, 10/01/22	United States	50,000	49,399
International Business Machines Corp., senior note, 2.875%, 11/09/22	United States	100,000	96,931

			146,330

48	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2022 Fund (continued)

	Country/ Organization	Principal Amount*	Value

Corporate Bonds (continued)
Technology Hardware & Equipment 1.4%
NetApp Inc., senior bond, 3.25%, 12/15/22	United States	$ 50,000	$ 48,534

Telecommunication Services 1.4%
Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	50,000	47,867

Transportation 2.8%
United Parcel Service Inc., senior bond, 2.45%, 10/01/22	United States	100,000	96,431

Utilities 4.1%
AEP Texas Inc., senior note, 2.40%, 10/01/22	United States	50,000	48,013
NiSource Inc., senior note, 2.65%, 11/17/22	United States	50,000	48,190
Public Service Enterprise Group Inc., senior note, 2.65%, 11/15/22	United States	50,000	47,706

			143,909

Total Corporate Bonds (Cost $2,480,913)			2,406,591

Foreign Government and Agency Securities 5.5%
International Bank for Reconstruction and Development, senior note, 1.875%, 10/07/22	Supranational[b]	100,000	96,034
International Finance Corp., 2.00%, 10/24/22	Supranational[b]	100,000	96,444

Total Foreign Government and Agency Securities (Cost $195,293)			192,478

U.S. Government and Agency Securities 17.7%
FHLB, 1.875%, 12/09/22	United States	150,000	143,993
2.50%, 12/09/22	United States	150,000	147,520
U.S. Treasury Note, 1.625%, 11/15/22	United States	170,000	162,300
2.00%, 11/30/22	United States	170,000	164,631

Total U.S. Government and Agency Securities (Cost $625,061)			618,444

Commercial Mortgage-Backed Securities 4.2%
Diversified Financials 4.2%
American Express Credit Account Master Trust, 2017-7, A, 2.35%, 5/15/25	United States	100,000	96,899
Capital One Multi-Asset Execution Trust, 2017-A6, A6, 2.29%, 7/15/25	United States	50,000	48,444

Total Commercial Mortgage-Backed Securities (Cost $147,176)			145,343

Total Investments before Short Term Investments (Cost $3,448,443)			3,362,856

		Shares

Short Term Investments (Cost $96,508) 2.8%

Money Market Funds 2.8%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 1.91%	United States	96,508	96,508

Total Investments (Cost $3,544,951) 99.2%			3,459,364
Other Assets, less Liabilities 0.8%			27,027

Net Assets 100.0%			$3,486,391

Semiannual Report	49

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2022 Fund (continued)

See Abbreviations on page 65.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30, 2018, the aggregate value of these securities was $339,438, representing 9.8% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

50	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

November 30, 2018 (unaudited)

	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,330,270	$3,849,539	$3,812,164
Cost - Non-controlled affiliates (Note 3d)	2,208,054	253,543	294,961

Value - Unaffiliated issuers	$1,329,776	$3,813,319	$3,748,655
Value - Non-controlled affiliates (Note 3d)	2,208,054	253,543	294,961
Receivables:
Interest	13,872	24,322	24,787
Affiliates	27,353	6,970	7,269
Other assets	2,432	3,500	5,380

Total assets	3,581,487	4,101,654	4,081,052

Liabilities:
Payables:
Transfer agent fees	82	89	88
Reports to shareholders	663	777	1,338
Registration and filing fees	612	5,331	5,343
Professional fees	5,298	19,142	19,034
Accrued expenses and other liabilities	14	17	17

Total liabilities	6,669	25,356	25,820

Net assets, at value	$3,574,818	$4,076,298	$4,055,232

Net assets consist of:
Paid-in capital	$3,529,322	$4,043,899	$4,049,677
Total distributable earnings (loss)	45,496	32,399	5,555

Net assets, at value	$3,574,818	$4,076,298	$4,055,232

Class R6:
Net assets, at value	$1,787,543	$2,038,319	$2,027,779

Shares outstanding	176,701	202,465	202,763

Net asset value and maximum offering price per share	$10.12	$10.07	$10.00

Advisor Class:
Net assets, at value	$1,787,275	$2,037,979	$2,027,453

Shares outstanding	176,701	202,465	202,763

Net asset value and maximum offering price per share	$10.11	$10.07	$10.00

The accompanying notes are an integral part of these financial statements. | Semiannual Report	51

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

November 30, 2018 (unaudited)

	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,831,875	$3,448,443
Cost - Non-controlled affiliates (Note 3d)	293,842	96,508

Value - Unaffiliated issuers	$3,750,029	$3,362,856
Value - Non-controlled affiliates (Note 3d)	293,842	96,508
Receivables:
Interest	24,988	16,275
Affiliates	6,803	9,760
Offering costs	—	8,860
Other assets	4,567	9,299

Total assets	4,080,229	3,503,558

Liabilities:
Payables:
Transfer agent fees	92	130
Reports to shareholders	296	—
Registration and filing fees	5,345	—
Professional fees	20,830	17,014
Accrued expenses and other liabilities	17	23

Total liabilities	26,580	17,167

Net assets, at value	$4,053,649	$3,486,391

Net assets consist of:
Paid-in capital	$4,054,606	$3,498,776
Total distributable earnings (loss)	(957)	(12,385)

Net assets, at value	$4,053,649	$3,486,391

Class R6:
Net assets, at value	$2,026,981	$1,743,386
Shares outstanding	203,001	175,000
Net asset value and maximum offering price per share	$9.99	$9.96

Advisor Class:
Net assets, at value	$2,026,668	$1,743,005
Shares outstanding	203,001	175,000

Net asset value and maximum offering price per share	$9.98	$9.96

52	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended November 30, 2018 (unaudited)

	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3d)	$ 5,300	$ 1,338	$ 1,246
Interest:
Unaffiliated issuers	25,970	42,490	46,683

Total investment income	31,270	43,828	47,929

Expenses:
Management fees (Note 3a)	5,350	6,106	6,082
Transfer agent fees: (Note 3c)
Class R6	185	205	205
Advisor Class	195	224	224
Custodian fees (Note 4)	300	161	165
Reports to shareholders	3,099	2,471	2,278
Registration and filing fees	12,541	17,261	17,273
Professional fees	12,599	25,073	24,859
Other	3,866	3,203	5,397

Total expenses	38,135	54,704	56,483
Expense reductions (Note 4)	(6)	—	—
Expenses waived/paid by affiliates (Note 3e)	(32,703)	(48,515)	(50,312)

Net expenses	5,426	6,189	6,171

Net investment income	25,844	37,639	41,758

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	—	(382)	(6,336)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	9,574	(5,074)	(15,996)

Net realized and unrealized gain (loss)	9,574	(5,456)	(22,332)

Net increase (decrease) in net assets resulting from operations	$ 35,418	$ 32,183	$ 19,426

The accompanying notes are an integral part of these financial statements. | Semiannual Report	53

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the six months ended November 30, 2018 (unaudited)

	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Investment income:
Dividends:
Non-controlled affiliates (Note 3d)	$ 1,457	$ 382
Interest:
Unaffiliated issuers	51,543	48,403

Total investment income	53,000	48,785

Expenses:
Management fees (Note 3a)	6,091	5,235
Transfer agent fees: (Note 3c)
Class R6	212	182
Advisor Class	218	256
Custodian fees (Note 4)	164	14
Reports to shareholders	2,202	2,319
Registration and filing fees	17,275	3,906
Professional fees	23,452	23,554
Amortization of offering costs	—	31,663
Other	4,032	1,663

Total expenses	53,646	68,792
Expense reductions (Note 4)	—	(13)
Expenses waived/paid by affiliates (Note 3e)	(47,473)	(63,405)

Net expenses	6,173	5,374

Net investment income	46,827	43,411

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(7,758)	—

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(28,661)	(35,179)

Net realized and unrealized gain (loss)	(36,419)	(35,179)

Net increase (decrease) in net assets resulting from operations	$ 10,408	$ 8,232

54	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Payout 2018 Fund		Franklin Payout 2019 Fund
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 25,844	$ 49,805	$ 37,639	$ 76,208
Net realized gain (loss)	—	(764)	(382)	(838)
Net change in unrealized appreciation
(depreciation)	9,574	(14,289)	(5,074)	(58,830)

Net increase (decrease) in net assets resulting from operations	35,418	34,752	32,183	16,540

Distributions to shareholders: (Note 1c)
Class R6	—	(25,180)	—	(37,538)
Advisor Class	—	(25,003)	—	(37,354)

Total distributions to shareholders	—	(50,183)	—	(74,892)

Net increase (decrease) in net assets	35,418	(15,431)	32,183	(58,352)

Net assets:
Beginning of period	3,539,400	3,554,831	4,044,115	4,102,467

End of period (Note 1c)	$3,574,818	$3,539,400	$4,076,298	$4,044,115

The accompanying notes are an integral part of these financial statements. | Semiannual Report	55

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Payout 2020 Fund		Franklin Payout 2021 Fund
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 41,758	$ 82,706	$ 46,827	$ 92,032
Net realized gain (loss)	(6,336)	—	(7,758)	2,147
Net change in unrealized appreciation
(depreciation)	(15,996)	(89,518)	(28,661)	(122,177)

Net increase (decrease) in net assets resulting from operations	19,426	(6,812)	10,408	(27,998)

Distributions to shareholders: (Note 1c)
Class R6	—	(41,140)	—	(45,858)
Advisor Class	—	(40,958)	—	(45,675)

Total distributions to shareholders	—	(82,098)	—	(91,533)

Net increase (decrease) in net assets	19,426	(88,910)	10,408	(119,531)

Net assets:
Beginning of period	4,035,806	4,124,716	4,043,241	4,162,772

End of period (Note 1c)	$4,055,232	$4,035,806	$4,053,649	$4,043,241

56	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Payout 2022 Fund
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018[a]

Increase (decrease) in net assets:
Operations:
Net investment income	$ 43,411	$ 28,567
Net change in unrealized appreciation (depreciation)	(35,179)	(50,408)

Net increase (decrease) in net assets resulting from operations	8,232	(21,841)

Capital share transactions: (Note 2)
Class R6	—	1,750,000
Advisor Class	—	1,750,000

Total capital share transactions	—	3,500,000

Net increase (decrease) in net assets	8,232	3,478,159
Net assets:
Beginning of period	3,478,159	—

End of period (Note 1c)	$3,486,391	$3,478,159

a For the period January 23, 2018 (commencement of operations) to May 31, 2018.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	57

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, five of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds offer two classes of shares: Class R6 and Advisor Class. Each class of shares may differ by its voting rights on matters affecting a single class and fees due to differing arrangements for transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax

58	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended May 31, 2018, distributions to shareholders were as follows:

	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund
Distributions from net
investment income:
Class R6	$(24,703)	$(36,910)	$(41,140)	$(45,858)	$ —
Advisor Class	(24,526)	(36,727)	(40,958)	(45,675)	—
Distributions from net
realized gains:
Class R6	(477)	(628)	—	—	—
Advisor Class	(477)	(627)	—	—	—

For the year ended May 31, 2018, undistributed net investment income included in net assets were as follows:

Fund		Undistributed net investment income

Franklin Payout 2018 Fund		$20,910

Semiannual Report	59

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

e. Guarantees and Indemnifications (continued)

Fund	Undistributed net investment income
Franklin Payout 2019 Fund	$33,423
Franklin Payout 2020 Fund	$34,734
Franklin Payout 2021 Fund	$39,673
Franklin Payout 2022 Fund	$29,791

2. Shares of Beneficial Interest

At November 30, 2018, there were an unlimited number of shares authorized (without par value). During the period ended November 30, 2018 and the year ended May 31, 2018, there were no transactions of the Fund’s shares, except for Franklin Payout 2022 Fund. Transactions in the Fund’s shares were as follows:

	Franklin Payout 2022 Fund*
	Shares	Amount

Class R6 Shares:
Year ended May 31, 2018
Shares sold	175,000	$1,750,000

Advisor Class Shares:
Year ended May 31, 2018
Shares sold	175,000	$1,750,000

*For the period January 23, 2018 (commencement of operations) to May 31, 2018.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers of 0.30% per year of the average daily net assets of each of the Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

60	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Transfer agent fees	$359	$409	$408	$408	$351

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2018, investments in affiliated management investment companies were as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin Payout 2018 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.91%	288,521	1,984,344	(64,811)	2,208,054	$2,208,054	$5,300	$ —	$ —

Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.91%	225,829	189,301	(161,587)	253,543	$253,543	$1,338	$ —	$ —

Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.91%	151,792	210,249	(67,080)	294,961	$294,961	$1,246	$ —	$ —

Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.91%	258,523	196,907	(161,588)	293,842	$293,842	$1,457	$ —	$ —

Franklin Payout 2022 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.91%	35,244	159,924	(98,660)	96,508	$96,508	$ 382	$ —	$ —

Semiannual Report	61

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

e. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Advisor Class of the Funds do not exceed 0.44% and for Class R6 do not exceed 0.29%, based on the average net assets of each class until September 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

f. Other Affiliated Transactions

At November 30, 2018, Advisers owned 100% of the Funds’ outstanding shares. Investment activities of this shareholder could have a material impact on the Funds.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended November 30, 2018, the custodian fees were reduced as noted in the Statements of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2018, the capital loss carryforwards were as follows:

	Franklin Payout 2018 Fund	Franklin Payout 2020 Fund
Capital loss carryforwards not subject to expiration:
Short Term	$ —	$1,092
Long Term	764	—

Total capital loss carryforwards	$764	$1,092

At November 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Cost of investments	$3,538,247	$4,102,564	$4,107,125	$4,123,646	$3,544,360

Unrealized appreciation	$ 77	$518	$—	$2,071	$591
Unrealized depreciation	(494)	(36,220)	(63,509)	(81,846)	(85,587)
Net unrealized appreciation (depreciation)	$ (417)	$(35,702)	$(63,509)	$(79,775)	$(84,996)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.

62	Semiannual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2018, were as follows:

	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund
Purchases	$ —	$98,342	$ —	$96,122	$ —
Sales	$1,925,000	$83,153	$95,000	$93,500	$ —

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2018, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Payout 2018 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$799,932	$—	$799,932
Foreign Government and Agency Securities	—	99,975	—	99,975
U.S. Government and Agency Securities	—	429,869	—	429,869
Short Term Investments	2,208,054	—	—	2,208,054

Total Investments in Securities	$2,208,054	$1,329,776	$—	$3,537,830

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Payout 2019 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$3,099,946	$—	$3,099,946
U.S. Government and Agency Securities	—	713,373	—	713,373
Short Term Investments	253,543	—	—	253,543

Total Investments in Securities	$253,543	$3,813,319	$—	$4,066,862

Franklin Payout 2020 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,860,093	$—	$2,860,093
Foreign Government and Agency Securities	—	197,170	—	197,170
U.S. Government and Agency Securities	—	691,392	—	691,392
Short Term Investments	294,961	—	—	294,961

Total Investments in Securities	$294,961	$3,748,655	$—	$4,043,616

Franklin Payout 2021 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,840,341	$—	$2,840,341
Foreign Government and Agency Securities	—	97,654	—	97,654
U.S. Government and Agency Securities	—	705,252	—	705,252
Municipal Bonds	—	106,782	—	106,782
Short Term Investments	293,842	—	—	293,842

Total Investments in Securities	$293,842	$3,750,029	$—	$4,043,871

Franklin Payout 2022 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,406,591	$—	$2,406,591
Foreign Government and Agency Securities	—	192,478	—	192,478
U.S. Government and Agency Securities	—	618,444	—	618,444
Commercial Mortgage-Backed Securities	—	145,343	—	145,343
Short Term Investments	96,508	—	—	96,508

Total Investments in Securities	$96,508	$3,362,856	$—	$3,459,364

a For detailed categories, see the accompanying Statement of Investments.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

On July 25, 2018, the Board for Franklin Payout 2018 Fund approved a proposal to liquidate the Fund. The Fund liquidated on January 4, 2019.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GO	General Obligation

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FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report
Franklin Fund Allocator Series
Investment Manager
Franklin Advisers, Inc.
Distributor
Franklin Templeton Distributors, Inc.
Shareholder Services
(800) 321-8563

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018-2019 Franklin Templeton Investments. All rights reserved.	FAS3 S 01/19

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
November 30, 2018

Franklin Fund Allocator Series

Sign up for electronic delivery at franklintempleton.com/edelivery

Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton Investments

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit nextstepfunds.com for fund updates and

to find helpful financial planning tools.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Semiannual Report

Economic and Market Overview

The global economy expanded during the six months under review, despite weakness in certain regions. Global developed and emerging market stocks were aided by higher crude oil prices in the first four months of the period, encouraging corporate earnings reports, and indications from the U.S. Federal Reserve (Fed) near period-end that led to expectations of a slower pace of interest-rate increases. However, various factors weighed on global markets during the period, including concerns about tighter regulation of technology companies, political uncertainties in the U.S. and the European Union, major central banks’ interest-rate path and unwinding of monetary stimulus measures, and the impact of the U.S.-China trade dispute on global growth and corporate earnings. In this environment, global stocks, as measured by the MSCI All Country World Index, had a -2.44% total return for the six months ended November 30, 2018.1

The U.S. economy grew during the six-month period. The economy grew faster in 2018’s second quarter, driven by consumer spending, business investment, exports and government spending, but moderated in the third quarter due to declines in exports and housing investment. The unemployment rate declined from 3.8% in May 2018 to a nearly 49-year low of 3.7% at period-end.2 Annual inflation, as measured by the Consumer Price Index, decreased from 2.8% in May 2018 to 2.2% at period-end.2 The Fed raised its target range for the federal funds rate in June and September 2018 and continued reducing its balance sheet as part of an ongoing plan to normalize monetary policy. Near period-end, Fed Chair Jerome Powell, in his speech at the Economic Club of New York, mentioned the Fed’s current policy rate was “just below” estimates of what it believed would be neutral for the economy, suggesting it might slow its pace of rate increases.

In Europe, the U.K.’s quarterly economic growth accelerated in 2018’s second and third quarters, amid growth in the services sector. The Bank of England raised its key policy rate once during the review period. The eurozone’s quarterly growth moderated in the third quarter. The bloc’s annual inflation rate ended the period higher than in May 2018. The European Central Bank (ECB) kept its benchmark interest rate unchanged during the period. In October 2018, the ECB further reduced its monthly bond purchases and reiterated its plan to conclude the program at the end of 2018, while keeping interest rates unchanged through at least the summer of 2019.

In Asia, Japan’s quarterly gross domestic product (GDP) grew in 2018’s second quarter but contracted in the third quarter. The Bank of Japan left its benchmark interest rate unchanged during the period and continued its monetary stimulus measures.

In emerging markets, Brazil’s quarterly GDP growth accelerated in 2018’s third quarter. Russia’s annual GDP growth rate accelerated in 2018’s second quarter but moderated in the third quarter. The Bank of Russia raised its key interest rate once during the period. China’s annual GDP moderated in 2018’s second and third quarters. The People’s Bank of China left its benchmark interest rate unchanged during the period, but it took measures to improve financial liquidity to mitigate the negative effects of the U.S.-China trade dispute and support economic growth. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, had a -9.68% total return during the period.

The foregoing information reflects our analysis and opinions as of November 30, 2018. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

2. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin NextStep Conservative Fund

This semiannual report for Franklin NextStep Conservative Fund covers the period ended November 30, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a conservative level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity and debt investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares had a -0.27% cumulative total return for the six months under review. In comparison, the Fund’s blended benchmark, which is 60% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Bloomberg Barclays Multiverse ex USD (USD Hedged) Index, 15% Standard & Poor’s 500® Index (S&P 500®) and 10% MSCI All Country World Index (ACWI) ex USA Index, had a -0.38% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 25% to equities and equity-related securities and 75% to debt securities. The Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic

Asset Allocation*

Based on Total Net Assets as of 11/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

and tactical asset allocation views. However, the Fund’s equity and debt investments will typically be in the 10%–30% and 70%–90% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value). When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 24.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Top 10 Fund Holdings

11/30/18

% of Total Net Assets
Franklin Low Duration Total Return Fund – Class R6	12.3%
Franklin Strategic Income Fund – Class R6	11.1%
Prudential Core Bond Fund – Class Q	10.8%
iShares Core U.S. Aggregate Bond ETF	9.6%
Templeton Global Total Return Fund – Class R6	9.5%
iShares 3-7 Year Treasury Bond ETF	9.3%
Delaware Corporate Bond Fund – Class I	8.6%
iShares Core S&P 500 ETF	7.5%
Franklin Growth Fund – Class R6	4.2%
iShares S&P 500 Value ETF	3.3%

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On November 30, 2018, the portfolio was diversified across capitalization sizes, regions and investment styles for both our equity and fixed income allocations. At period-end, Franklin NextStep Conservative Fund allocated 71.0% of total net assets to fixed income, 25.2% to equity, and 3.8% to cash. Domestic fixed income exposure was 86.6% of the total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund, at 12.3% of the Fund’s total net assets, was our largest fixed income weighting at period-end. On the equity side, domestic exposure was 65.9% of the Fund’s total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end with 7.5% of the Fund’s total net assets.

During the reporting period, fixed income positioning strengthened relative returns in both the U.S. and globally, largely due to low duration exposure. Conversely, our overall equity positioning weighed on relative performance, particularly in emerging markets and in Europe.

Our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, and our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Bloomberg Barclays Multiverse ex USD (USD Hedged) Index. On the equity side, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500, while our largest foreign equity fund holding, Van Eck Emerging Markets Fund, Class I, underperformed the MSCI ACWI ex USA Index.

Effective January 1, 2019, Stephen R. Lingard (Portfolio Manager) stepped off the Fund. His responsibilities have been allocated to others in the portfolio management team.

Thank you for your participation in Franklin NextStep Conservative Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Stephen R. Lingard, CFA

May Tong, CFA

Portfolio Management Team

CFA® is a trademark owned by CFA Institute.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Performance Summary as of November 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	-0.27%	-5.77%
1-Year	-0.87%	-6.30%
Since Inception (2/5/16)	+11.73%	+1.95%

Advisor[5]
6-Month	-0.14%	-0.14%
1-Year	-0.59%	-0.59%
Since Inception (2/5/16)	+12.43%	+4.24%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

PERFORMANCE SUMMARY

Distributions (6/1/18–11/30/18)

Share Class	Net Investment Income
A	$0.1218
C	$0.0790
Advisor	$0.1354

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver

A	1.00%	3.86%

Advisor	0.75%	3.61%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +7.74% and +3.08%.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$997.30	$3.00	$1,022.06	$3.04	0.60%
C	$1,000	$994.20	$6.70	$1,018.35	$6.78	1.34%
Advisor	$1,000	$998.60	$1.75	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

8	Semiannual Report	nextstepfunds.com

Franklin NextStep Moderate Fund

This semiannual report for Franklin NextStep Moderate Fund covers the period ended November 30, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a moderate level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares had a cumulative total return of -1.44% for the six months under review. In comparison, the Fund’s blended benchmark, which is 35% Standard & Poor’s 500 Index (S&P 500), 25% MSCI All Country World Index (ACWI) ex USA Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index and 15% Bloomberg Barclays Multiverse ex USD (USD Hedged) Index , had a -0.92% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 60% to equities and equity-related securities and 40% to debt securities. The Fund may also invest up to 5% in alternative investment funds. The Fund’s asset allocation may change from time to time and

Asset Allocation*

Based on Total Net Assets as of 11/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 45%–65%, 35%–55% and 0%–5% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 28.

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FRANKLIN NEXTSTEP MODERATE FUND

exposure, market capitalization ranges and investment style (growth vs. value).

Top 10 Fund Holdings

11/30/18

% of Total Net Assets
iShares Core S&P 500 ETF	17.6%
Franklin Growth Fund – Class R6	9.8%
iShares S&P 500 Value ETF	7.7%
Franklin Low Duration Total Return Fund – Class R6	6.2%
Franklin Strategic Income Fund – Class R6	5.5%
Prudential Core Bond Fund – Class Q	5.4%
iShares Core U.S. Aggregate Bond ETF	4.8%
Schwab Short-Term U.S. Treasury ETF	4.6%
Templeton Global Total Return Fund – Class R6	4.5%
Delaware Corporate Bond Fund – Class I	4.3%

When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds for purchase or sale, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On November 30, 2018, the portfolio was diversified across capitalization sizes, regions and investment styles for both our equity and fixed income allocations. At period-end, Franklin NextStep Moderate Fund allocated 60.5% of total net assets to equity, 35.2% to fixed income, 3.0% to alternatives and 1.3%

to cash. On the equity side, domestic exposure was 64.1% of the Fund’s total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end with 17.6% of the Fund’s total net assets. Domestic fixed income exposure was 87.2% of the total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund, at 6.2% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, our overall equity positioning weighed on relative performance, particularly in emerging markets and in Europe. Off-benchmark exposure to commodities dampened relative results in alternative investments. Conversely, fixed income positioning strengthened relative returns in both the U.S. and globally, largely due to low duration exposure.

Our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, and our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Bloomberg Barclays Multiverse ex USD (USD Hedged) Index. On the equity side, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500, while our largest foreign equity fund holding, Van Eck Emerging Markets Fund, Class I, underperformed the MSCI ACWI ex USA Index.

Effective January 1, 2019, Stephen R. Lingard (Portfolio Manager) stepped off the Fund. His responsibilities have been allocated to others in the portfolio management team.

10	Semiannual Report	nextstepfunds.com

FRANKLIN NEXTSTEP MODERATE FUND

Thank you for your participation in Franklin NextStep Moderate Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA
Stephen R. Lingard, CFA

May Tong, CFA Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP MODERATE FUND

Performance Summary as of November 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	-1.44%	-6.88%
1-Year	-0.72%	-6.15%
Since Inception (2/5/16)	+23.61%	+5.67%

Advisor[5]
6-Month	-1.35%	-1.35%
1-Year	-0.47%	-0.47%
Since Inception (2/5/16)	+24.40%	+8.05%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP MODERATE FUND

PERFORMANCE SUMMARY

Distributions (6/1/18–11/30/18)

Share Class	Net Investment Income

A	$0.0893

C	$0.0298

Advisor	$0.1105

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver

A	1.09%	1.76%

Advisor	0.84%	1.51%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +16.13% and +6.27%.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEXTSTEP MODERATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$985.60	$2.99	$1,022.06	$3.04	0.60%
C	$1,000	$982.20	$6.56	$1,018.45	$6.68	1.32%
Advisor	$1,000	$986.50	$1.74	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

14	Semiannual Report	nextstepfunds.com

Franklin NextStep Growth Fund

This semiannual report for Franklin NextStep Growth Fund covers the period ended November 30, 2018.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a growth-oriented level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares had a cumulative total return of -1.75% for the six months under review. In comparison, the Fund’s blended benchmark, which is 45% Standard & Poor’s 500® Index (S&P 500®), 30% MSCI All Country World Index (ACWI) ex USA Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index and 10% Bloomberg Barclays Multiverse ex USD (USD Hedged) Index, had a -1.08% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 18.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 75% to equities and equity-related securities and 25% to debt securities. The Fund may also invest up to 10% in alternative investment funds. The Fund’s asset allocation may change from time to time and

Asset Allocation*

Based on Total Net Assets as of 11/30/18

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 60%–80%, 20%–40% and 0%–10% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 32.

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FRANKLIN NEXTSTEP GROWTH FUND

exposure, market capitalization ranges and investment style (growth vs. value).

Top 10 Fund Holdings

11/30/18

% of Total Net Assets
iShares Core S&P 500 ETF	22.2%
Franklin Growth Fund – Class R6	12.4%
iShares S&P 500 Value ETF	9.9%
Pioneer Fundamental Growth Fund – Class K	4.8%
Van Eck Emerging Markets Fund – Class I	4.6%
Hennessy Japan Fund – Class I	4.5%
Columbia Contrarian Europe Fund – Class Z	4.0%
Franklin Mutual European Fund – Class R6	3.9%
Franklin Low Duration Total Return Fund – Class R6	3.6%
iShares Core MSCI Europe ETF	3.2%

When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds for purchase or sale, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On November 30, 2018, the portfolio was diversified across capitalization sizes, regions and investment styles for both our equity and fixed income allocations. At period-end, Franklin NextStep Growth Fund allocated 74.9% of total net assets to equity, 20.2% to fixed income, 3.0% to alternatives and 1.9%

to cash. On the equity side, domestic exposure was 65.8% of the Fund’s total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end with 22.2% of the Fund’s total net assets. Domestic fixed income exposure was 87.6% of the total fixed income weighting, with the balance represented by foreign fixed income. Franklin Low Duration Total Return Fund, at 3.6% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, our overall equity positioning weighed on relative performance, particularly in Europe and in emerging markets. Off-benchmark exposure to commodities dampened relative results in alternative investments. Conversely, fixed income positioning modestly strengthened relative returns in both the U.S. and globally, largely due to low duration exposure.

Our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500, while our largest foreign equity fund holding, Van Eck Emerging Markets Fund, Class I, underperformed the MSCI ACWI ex USA Index. On the bond side, our largest domestic fixed income fund holding, Franklin Low Duration Total Return Fund – Class R6, outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, and our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Bloomberg Barclays Multiverse ex USD (USD Hedged) Index.

Effective January 1, 2019, Stephen R. Lingard (Portfolio Manager) stepped off the Fund. His responsibilities have been allocated to others in the portfolio management team.

16	Semiannual Report	nextstepfunds.com

FRANKLIN NEXTSTEP GROWTH FUND

Thank you for your participation in Franklin NextStep Growth Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Stephen R. Lingard, CFA

May Tong, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

nextstepfunds.com	Semiannual Report	17

FRANKLIN NEXTSTEP GROWTH FUND

Performance Summary as of November 30, 2018

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4
6-Month	-1.75%	-7.15%
1-Year	-0.51%	-6.00%
Since Inception (2/5/16)	+27.53%	+6.85%

Advisor[5]
6-Month	-1.67%	-1.67%
1-Year	-0.27%	-0.27%
Since Inception (2/5/16)	+28.29%	+9.24%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

18	Semiannual Report	nextstepfunds.com

FRANKLIN NEXTSTEP GROWTH FUND

PERFORMANCE SUMMARY

Distributions (6/1/18–11/30/18)

Share Class	Net Investment Income

A	$0.0448

C	$0.0179

Advisor	$0.0547

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver

A	1.10%	2.42%

Advisor	0.85%	2.17%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction contractually guaranteed through 9/30/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns would have differed. Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +19.32% and +7.44%.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEXTSTEP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Ending Account Value 11/30/18	Expenses Paid During Period 6/1/18–11/30/18[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$982.50	$2.98	$1,022.06	$3.04	0.60%
C	$1,000	$978.60	$6.70	$1,018.30	$6.83	1.35%
Advisor	$1,000	$983.30	$1.74	$1,023.31	$1.78	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

20	Semiannual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Conservative Fund

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.80	$10.80	$10.42	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.14	0.18	0.13	0.03

Net realized and unrealized gains (losses)	(0.17)	0.10	0.37	0.40

Total from investment operations	(0.03)	0.28	0.50	0.43

Less distributions from:

Net investment income	(0.12)	(0.18)	(0.09)	(0.01)

Net realized gains	—	(0.10)	(0.03)	—

Total distributions	(0.12)	(0.28)	(0.12)	(0.01)

Net asset value, end of period	$10.65	$10.80	$10.80	$10.42

Total return[e]	(0.27)%	2.46%	4.87%	4.26%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.79%	3.58%	6.40%	23.36%

Expenses net of waiver and payments by affiliates[g]	0.60%	0.60%	0.60%	0.60%

Net investment income[d]	2.56%	1.67%	1.24%	0.84%

Supplemental data

Net assets, end of period (000’s)	$1,250	$837	$1,010	$549

Portfolio turnover rate	26.35%	40.15%	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable , and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the period ended November 30, 2018.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	21

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.73	$10.73	$10.39	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.10	0.10	0.05	— [e]

Net realized and unrealized gains (losses)	(0.16)	0.08	0.37	0.40

Total from investment operations	(0.06)	0.18	0.42	0.40

Less distributions from:

Net investment income	(0.08)	(0.08)	(0.05)	(0.01)

Net realized gains	—	(0.10)	(0.03)	—

Total distributions	(0.08)	(0.18)	(0.08)	(0.01)

Net asset value, end of period	$10.59	$10.73	$10.73	$10.39

Total return[f]	(0.58)%	1.67%	4.07%	3.96%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	4.53%	4.33%	7.15%	24.11%

Expenses net of waiver and payments by affiliates[h]	1.34%	1.35%	1.35%	1.35%

Net investment income[d]	1.82%	0.92%	0.49%	0.09%

Supplemental data

Net assets, end of period (000’s)	$1,985	$2,131	$2,452	$373

Portfolio turnover rate	26.35%	40.15%	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the period ended November 30, 2018.

22	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

	Six Months Ended November 30, 2018	Year Ended May 31,
	(unaudited)	2018	2017[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.80	$10.82	$10.43

Income from investment operations[b]:

Net investment income[c,d]	0.15	0.21	0.15

Net realized and unrealized gains (losses)	(0.16)	0.09	0.37

Total from investment operations	(0.01)	0.30	0.52

Less distributions from:

Net investment income	(0.14)	(0.22)	(0.10)

Net realized gains	—	(0.10)	(0.03)

Total distributions	(0.14)	(0.32)	(0.13)

Net asset value, end of period	$10.65	$10.80	$10.82

Total return[e]	(0.14)%	2.82%	4.94%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.54%	3.33%	6.15%

Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%	0.35%

Net investment income[d]	2.81%	1.92%	1.49%

Supplemental data

Net assets, end of period (000’s)	$222	$195	$5

Portfolio turnover rate	26.35%	40.15%	103.41%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.41% for the period ended November 30, 2018.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2018 (unaudited)

Franklin NextStep Conservative Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 96.2%
Domestic Equity 16.6%
[a] Franklin Growth Fund, Class R6	1,436	$144,675
iShares Core S&P 500 ETF	935	259,930
iShares S&P 500 Value ETF	1,015	114,096
Pioneer Fundamental Growth Fund, Class K	2,368	54,643

		573,344

Domestic Fixed Income 61.5%
Delaware Corporate Bond Fund, Class I	54,746	297,820
[a] Franklin Low Duration Total Return Fund, Class R6	44,227	425,910
[a] Franklin Strategic Income Fund, Class R6	40,827	382,544
iShares 3-7 Year Treasury Bond ETF	2,670	319,599
iShares Core U.S. Aggregate Bond ETF	3,146	329,952
Prudential Core Bond Fund, Class Q	39,267	373,032

		2,128,857

Foreign Equity 8.6%
Columbia Contrarian Europe Fund, Class Z	6,833	43,119
[a] Franklin Mutual European Fund, Class R6	2,273	44,418
Hennessy Japan Fund, Class I	1,403	50,455
iShares Core MSCI Emerging Markets ETF	697	34,480
iShares Core MSCI Europe ETF	875	38,421
iShares MSCI Japan ETF	597	33,038
Van Eck Emerging Markets Fund, Class I	3,379	52,535

		296,466

Foreign Fixed Income 9.5%
[a] Templeton Global Total Return Fund, Class R6	27,813	327,631

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term
Investments (Cost $3,274,927)		3,326,298

Short Term Investments (Cost $104,683) 3.0%

Money Market Funds 3.0%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.91%	104,683	104,683

Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $3,379,610) 99.2%		3,430,981
Other Assets, less Liabilities 0.8%		26,380

Net Assets 100.0%		$3,457,361

See Abbreviations on page 47.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

24	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Moderate Fund

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.98	$11.53	$10.80	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.09	0.15	0.11	0.01

Net realized and unrealized gains (losses)	(0.26)	0.72	0.75	0.79

Total from investment operations	(0.17)	0.87	0.86	0.80

Less distributions from:

Net investment income	(0.09)	(0.12)	(0.10)	(—)[e]

Net realized gains	—	(0.30)	(0.03)	—

Total distributions	(0.09)	(0.42)	(0.13)	(—)[e]

Net asset value, end of period	$11.72	$11.98	$11.53	$10.80

Total return[f]	(1.44)%	7.56%	7.95%	8.02%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.31%	1.30%	2.39%	6.08%

Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%	0.60%	0.60%

Net investment income[d]	1.59%	1.29%	0.94%	0.34%

Supplemental data

Net assets, end of period (000’s)	$7,036	$7,132	$7,259	$3,280

Portfolio turnover rate	15.51%	65.66%	75.56%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.46% for the period ended November 30, 2018.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.86	$11.46	$10.78	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	0.05	0.06	0.02	(0.02)

Net realized and unrealized gains (losses)	(0.26)	0.71	0.75	0.80

Total from investment operations	(0.21)	0.77	0.77	0.78

Less distributions from:

Net investment income	(0.03)	(0.07)	(0.06)	(—)[e]

Net realized gains	—	(0.30)	(0.03)	—

Total distributions	(0.03)	(0.37)	(0.09)	(—)[e]

Net asset value, end of period	$11.62	$11.86	$11.46	$10.78

Total return[f]	(1.78)%	6.70%	7.14%	7.82%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.03%	2.05%	3.14%	6.83%

Expenses net of waiver and payments by affiliates[h]	1.32%	1.35%	1.35%	1.35%

Net investment income (loss)[d]	0.87%	0.54%	0.19%	(0.41)%

Supplemental data

Net assets, end of period (000’s)	$6,155	$6,969	$7,017	$1,369

Portfolio turnover rate	15.51%	65.66%	75.56%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.46% for the period ended November 30, 2018.

26	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)

	Six Months Ended November 30, 2018	Year Ended May 31,
	(unaudited)	2018	2017[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.01	$11.55	$10.71

Income from investment operations[b]:

Net investment income[c,d]	0.11	0.19	0.12

Net realized and unrealized gains (losses)	(0.26)	0.71	0.86

Total from investment operations	(0.15)	0.90	0.98

Less distributions from:

Net investment income	(0.11)	(0.14)	(0.11)

Net realized gains	—	(0.30)	(0.03)

Total distributions	(0.11)	(0.44)	(0.14)

Net asset value, end of period	$11.75	$12.01	$11.55

Total return[e]	(1.35)%	7.79%	9.21%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.06%	1.05%	2.14%

Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%	0.35%

Net investment income[d]	1.84%	1.54%	1.19%

Supplemental data

Net assets, end of period (000’s)	$121	$216	$116

Portfolio turnover rate	15.51%	65.66%	75.56%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.46% for the period ended November 30, 2018.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	27

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2018 (unaudited)

Franklin NextStep Moderate Fund

	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.7%
Alternative Strategies 3.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	11,624	$131,815
[a] Franklin Pelagos Commodities Strategy Fund, Class R6	41,744	265,907

		397,722

Domestic Equity 38.8%
[a] Franklin Growth Fund, Class R6	12,924	1,302,251
iShares Core S&P 500 ETF	8,410	2,337,980
iShares S&P 500 Value ETF	9,167	1,030,462
Pioneer Fundamental Growth Fund, Class K	21,432	494,436

		5,165,129

Domestic Fixed Income 30.7%
Delaware Corporate Bond Fund, Class I	105,106	571,773
[a] Franklin Low Duration Total Return Fund, Class R6	84,896	817,551
[a] Franklin Strategic Income Fund, Class R6	78,361	734,244
iShares Core U.S. Aggregate Bond ETF	6,038	633,266
Prudential Core Bond Fund, Class Q	75,385	716,158
Schwab Short-Term U.S. Treasury ETF	12,319	611,885

		4,084,877

Foreign Equity 21.7%
Columbia Contrarian Europe Fund, Class Z	69,590	439,117
[a] Franklin Mutual European Fund, Class R6	22,646	442,497
Hennessy Japan Fund, Class I	13,344	479,844
iShares Core MSCI Emerging Markets ETF	6,711	331,993
iShares Core MSCI Europe ETF	8,605	377,846
iShares MSCI Japan ETF	5,662	313,335
Van Eck Emerging Markets Fund, Class I	32,122	499,492

		2,884,124

Foreign Fixed Income 4.5%
[a] Templeton Global Total Return Fund, Class R6	50,787	598,273

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term
Investments (Cost $12,400,858)		13,130,125

Short Term Investments (Cost $161,870) 1.2%

Money Market Funds 1.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 1.91%	161,870	161,870

Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $12,562,728) 99.9%		13,291,995
Other Assets, less Liabilities 0.1%		19,958

Net Assets 100.0%		$13,311,953

See Abbreviations on page 47.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

28	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Growth Fund

	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,
		2018	2017	2016[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.39	$11.72	$10.88	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.08	0.14	0.09	— [e]

Net realized and unrealized gains (losses)	(0.30)	1.00	0.85	0.88

Total from investment operations	(0.22)	1.14	0.94	0.88

Less distributions from:

Net investment income	(0.04)	(0.12)	(0.08)	(—)[e]

Net realized gains	—	(0.35)	(0.02)	—

Total distributions	(0.04)	(0.47)	(0.10)	(—)[e]

Net asset value, end of period	$12.13	$12.39	$11.72	$10.88

Total return[f]	(1.75)%	9.73%	8.72%	8.81%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.94%	1.99%	4.93%	17.15%

Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%	0.60%	0.60%

Net investment income[d]	1.22%	1.10%	0.79%	0.07%

Supplemental data

Net assets, end of period (000’s)	$3,716	$4,337	$4,065	$1,129

Portfolio turnover rate	14.78%	75.06%	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended November 30, 2018.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	29

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

	Six Months Ended November 30, 2018	Year Ended May 31,
	(unaudited)	2018	2017	2016[a]

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.27	$11.65	$10.86	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	0.03	0.04	0.01	(0.02)

Net realized and unrealized gains (losses)	(0.29)	1.00	0.85	0.88

Total from investment operations	(0.26)	1.04	0.86	0.86

Less distributions from:

Net investment income	(0.02)	(0.07)	(0.05)	(—)[e]

Net realized gains	—	(0.35)	(0.02)	—

Total distributions	(0.02)	(0.42)	(0.07)	(—)[e]

Net asset value, end of period	$11.99	$12.27	$11.65	$10.86

Total return[f]	(2.14)%	8.99%	7.89%	8.61%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.69%	2.74%	5.68%	17.90%

Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%	1.35%	1.35%

Net investment income (loss)[d]	0.47%	0.35%	0.04%	(0.68)%

Supplemental data

Net assets, end of period (000’s)	$3,353	$3,504	$2,665	$661

Portfolio turnover rate	14.78%	75.06%	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended November 30, 2018.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

	Six Months Ended November 30, 2018	Year Ended May 31,
	(unaudited)	2018	2017[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.42	$11.74	$10.75

Income from investment operations[b]:

Net investment income[c,d]	0.09	0.17	0.12

Net realized and unrealized gains (losses)	(0.30)	1.00	0.99

Total from investment operations	(0.21)	1.17	1.11

Less distributions from:

Net investment income	(0.05)	(0.14)	(0.10)

Net realized gains	—	(0.35)	(0.02)

Total distributions	(0.05)	(0.49)	(0.12)

Net asset value, end of period	$12.16	$12.42	$11.74

Total return[e]	(1.67)%	10.07%	10.25%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.69%	1.74%	4.68%

Expenses net of waiver and payments by affiliates[g]	0.35%	0.35%	0.35%

Net investment income[d]	1.47%	1.35%	1.04%

Supplemental data

Net assets, end of period (000’s)	$6	$6	$5

Portfolio turnover rate	14.78%	75.06%	87.45%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.47% for the period ended November 30, 2018.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, November 30, 2018 (unaudited)

Franklin NextStep Growth Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.1%
Alternative Strategies 3.0%
[a]Franklin K2 Alternative Strategies Fund, Class R6	6,126	$69,473
[a]Franklin Pelagos Commodities Strategy Fund, Class R6	22,003	140,158

		209,631

Domestic Equity 49.3%
[a]Franklin Growth Fund, Class R6	8,732	879,844
iShares Core S&P 500 ETF	5,655	1,572,090
iShares S&P 500 Value ETF	6,191	695,930
Pioneer Fundamental Growth Fund, Class K	14,800	341,436

		3,489,300

Domestic Fixed Income 17.7%
Delaware Corporate Bond Fund, Class I	32,882	178,876
[a]Franklin Low Duration Total Return Fund, Class R6	25,983	250,218
[a]Franklin Strategic Income Fund, Class R6	23,982	224,709
iShares Core U.S. Aggregate Bond ETF	1,736	182,072
Prudential Core Bond Fund, Class Q	23,915	227,195
Schwab Short-Term U.S. Treasury ETF	3,770	187,256

		1,250,326

Foreign Equity 25.6%
Columbia Contrarian Europe Fund, Class Z	44,182	278,790
[a]Franklin Mutual European Fund, Class R6	14,051	274,548
Hennessy Japan Fund, Class I	8,819	317,124
iShares Core MSCI Emerging Markets ETF	4,128	204,212
iShares Core MSCI Europe ETF	5,190	227,893
iShares MSCI Japan ETF	3,359	185,887
Van Eck Emerging Markets Fund, Class I	20,944	325,685

		1,814,139

Foreign Fixed Income 2.5%
[a]Templeton Global Total Return Fund, Class R6	14,872	175,190

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $6,473,004)		6,938,586

Short Term Investments 1.5%

Money Market Funds (Cost $130) 0.0%†
[a,b]Institutional Fiduciary Trust Money Market Portfolio, 1.91%	130	130

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin NextStep Growth Fund (continued)

	Principal Amount	Value
Short Term Investments (continued)
Repurchase Agreements (Cost $104,405) 1.5%
[c] Joint Repurchase Agreement, 2.278%, 12/03/18 (Maturity Value $104,425)
BNP Paribas Securities Corp. (Maturity Value $67,432)
Deutsche Bank Securities Inc. (Maturity Value $20,135)
HSBC Securities (USA) Inc. (Maturity Value $16,858)
Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 7/15/40 - 2/20/45; U.S. Treasury Bond, 6.25%, 8/15/23; and U.S. Treasury Note, 0.875% - 3.50%, 1/15/19 - 5/15/23 (valued at $106,528)	$104,405	$104,405

Total Investments (Cost $6,577,539) 99.6%		7,043,121
Other Assets, less Liabilities 0.4%		31,723

Net Assets 100.0%		$7,074,844

See Abbreviations on page 47.

†Rounds to less than 0.1% of net assets.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 1(b) regarding joint repurchase agreement.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

November 30, 2018 (unaudited)

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,973,000	$ 8,310,471	$4,584,120
Cost - Non-controlled affiliates (Note 3f)	1,406,610	4,252,257	1,889,014
Cost - Unaffiliated repurchase agreements	—	—	104,405

Value - Unaffiliated issuers	$2,001,120	$ 8,837,587	$4,924,446
Value - Non-controlled affiliates (Note 3f)	1,429,861	4,454,408	2,014,270
Value - Unaffiliated repurchase agreements	—	—	104,405
Receivables:
Dividends	4,009	28,541	18,933
Affiliates	47,968	32,752	41,721
Other assets	4,719	4,088	4,136
Total assets	3,487,677	13,357,376	7,107,911
Liabilities:
Payables:
Investment securities purchased	1,055	2,150	661
Capital shares redeemed	—	4,306	—
Distribution fees	1,894	6,401	3,545
Transfer agent fees	403	2,095	1,601
Custodian fees	5,319	5,818	5,999
Reports to shareholders	—	3,248	220
Registration and filing fees	12,478	13,553	12,887
Professional fees	9,160	7,821	8,146
Accrued expenses and other liabilities	7	31	8
Total liabilities	30,316	45,423	33,067
Net assets, at value	$3,457,361	$13,311,953	$7,074,844
Net assets consist of:
Paid-in capital	$3,393,930	$12,275,689	$6,484,352
Total distributable earnings (loss)	63,431	1,036,264	590,492
Net assets, at value	$3,457,361	$13,311,953	$7,074,844
Class A:
Net assets, at value	$1,250,034	$ 7,035,736	$3,716,345
Shares outstanding	117,337	600,355	306,333
Net asset value per share[a]	$10.65	$11.72	$12.13
Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.27	$12.40	$12.84
Class C:
Net assets, at value	$1,985,307	$ 6,155,051	$3,352,843
Shares outstanding	187,440	529,738	279,684
Net asset value and maximum offering price per share[a]	$10.59	$11.62	$11.99
Advisor Class:
Net assets, at value	$ 222,020	$ 121,166	$ 5,656
Shares outstanding	20,843	10,315	465
Net asset value and maximum offering price per share	$10.65	$11.75	$12.16

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended November 30, 2018 (unaudited)

	Franklin	Franklin	Franklin
	NextStep	NextStep	NextStep
	Conservative	Moderate	Growth
	Fund	Fund	Fund
Investment income:
Dividends:
Unaffiliated issuers	$ 24,314	$ 94,398	$ 48,643
Non-controlled affiliates (Note 3f)	27,166	60,742	20,724
Interest:
Unaffiliated issuers	97	213	122
Total investment income	51,577	155,353	69,489

Expenses:
Management fees (Note 3a)	4,079	17,753	9,549
Distribution fees: (Note 3c)
Class A	1,188	9,000	5,186
Class C	10,446	32,936	17,402
Transfer agent fees: (Note 3e)
Class A	363	2,636	2,005
Class C	803	2,496	1,681
Advisor Class	81	67	2
Custodian fees (Note 4)	6,683	6,052	5,752
Reports to shareholders	2,419	3,239	3,315
Registration and filing fees	25,374	26,470	25,791
Professional fees	15,587	14,214	14,138
Other	2,376	2,428	2,402
Total expenses	69,399	117,291	87,223
Expenses waived/paid by affiliates (Note 3f and 3g)	(52,047)	(50,505)	(51,270)
Net expenses	17,352	66,786	35,953
Net investment income	34,225	88,567	33,536
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	(19,766)	(17,181)	(17,703)
Non-controlled affiliates (Note 3f)	(958)	(8,591)	(5,267)
Capital gain distributions from Underlying Funds:
Unaffiliated issuers	2,924	26,460	18,272
Net realized gain (loss)	(17,800)	688	(4,698)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(21,594)	(264,396)	(150,011)
Non-controlled affiliates (Note 3f)	(11,291)	(53,537)	(22,564)
Net change in unrealized appreciation (depreciation)	(32,885)	(317,933)	(172,575)
Net realized and unrealized gain (loss)	(50,685)	(317,245)	(177,273)
Net increase (decrease) in net assets resulting from operations	$(16,460)	$(228,678)	$(143,737)

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	35

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin NextStep		Franklin NextStep
	Conservative Fund		Moderate Fund
	Six Months Ended		Six Months Ended
	November 30, 2018	Year Ended	November 30, 2018	Year Ended
	(unaudited)	May 31, 2018	(unaudited)	May 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$ 34,225	$ 38,572	$ 88,567	$ 139,703
Net realized gain (loss)	(17,800)	92,567	688	708,063
Net change in unrealized appreciation (depreciation)	(32,885)	(54,091)	(317,933)	226,737

Net increase (decrease) in net assets resulting from operations	(16,460)	77,048	(228,678)	1,074,503
Distributions to shareholders: (Note 1d)
Class A	(10,427)	(22,280)	(53,135)	(267,143)
Class C	(15,396)	(40,150)	(17,386)	(234,737)
Advisor Class	(2,693)	(3,124)	(1,695)	(7,841)

Total distributions to shareholders	(28,516)	(65,554)	(72,216)	(509,721)

Capital share transactions: (Note 2)
Class A	427,488	(176,570)	57,454	(422,975)
Class C	(117,866)	(333,179)	(671,687)	(313,125)
Advisor Class	30,156	193,249	(90,104)	95,486

Total capital share transactions	339,778	(316,500)	(704,337)	(640,614)
Net increase (decrease) in net assets	294,802	(305,006)	(1,005,231)	(75,832)
Net assets:
Beginning of period	3,162,559	3,467,565	14,317,184	14,393,016

End of period (Note 1d)	$3,457,361	$3,162,559	$13,311,953	$14,317,184

36	Semiannual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin NextStep
	Growth Fund
	Six Months Ended
	November 30, 2018	Year Ended
	(unaudited)	May 31, 2018
Increase (decrease) in net assets:
Operations:
Net investment income	$ 33,536	$ 58,862
Net realized gain (loss)	(4,698)	351,001
Net change in unrealized appreciation (depreciation)	(172,575)	230,066

Net increase (decrease) in net assets resulting from operations	(143,737)	639,929
Distributions to shareholders: (Note 1d)
Class A	(14,721)	(165,468)
Class C	(5,033)	(100,870)
Advisor Class	(25)	(227)

Total distributions to shareholders	(19,779)	(266,565)
Capital share transactions: (Note 2)
Class A	(535,069)	35,494
Class C	(73,904)	703,819

Total capital share transactions	(608,973)	739,313
Net increase (decrease) in net assets	(772,489)	1,112,677
Net assets:
Beginning of period	7,847,333	6,734,656

End of period (Note 1d)	$7,074,844	$7,847,333

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	37

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer three classes of shares: Class A, Class C, and Advisor Class. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds’ primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell securities it holds as collateral and apply the proceeds

38	Semiannual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as indicated in the Statements of Investments, had been entered into on November 30, 2018.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2018, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

nextstepfunds.com	Semiannual Report	39

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

*Effective during the current reporting period, it is no longer required to present certain line items on the Statements of Changes in Net Assets. Such disclosure changes are included in the Statements of Changes in Net Assets, therefore prior period amounts are presented below.

For the year ended May 31, 2018, distributions to shareholders were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Distributions from net investment income:
Class A	$(15,102)	$ (75,800)	$ (42,890)
Class C	(18,649)	(42,302)	(16,860)
Advisor Class	(1,585)	(2,148)	(66)
Distributions from net realized gains:
Class A	(7,178)	(191,343)	(122,578)
Class C	(21,501)	(192,435)	(84,010)
Advisor Class	(1,539)	(5,693)	(161)

For the year ended May 31, 2018, undistributed net investment income (loss) included in net assets were as follows:

Fund	Undistributed net investment income
Franklin NextStep Conservative Fund	$10,893
Franklin NextStep Moderate Fund	$22,160
Franklin NextStep Growth Fund	$ —

2. Shares of Beneficial Interest

At November 30, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended November 30, 2018
Shares sold[a]	53,040	$570,281	33,948	$404,530
Shares issued in reinvestment of distributions	968	10,427	4,416	53,135
Shares redeemed	(14,171)	(153,220)	(33,333)	(400,211)

Net increase (decrease)	39,837	$427,488	5,031	$57,454

Year ended May 31, 2018
Shares sold	10,875	$118,019	63,151	$750,145
Shares issued in reinvestment of distributions	2,046	22,280	22,276	267,143
Shares redeemed	(28,910)	(316,869)	(119,568)	(1,440,263)

Net increase (decrease)	(15,989)	$(176,570)	(34,141)	$(422,975)

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund
	Shares	Amount	Shares	Amount

Class C Shares:
Six Months ended November 30, 2018
Shares sold	4,314	$46,500	18,013	$214,239
Shares issued in reinvestment of distributions	1,437	15,396	1,438	17,386
Shares redeemed[a]	(16,807)	(179,762)	(77,200)	(903,312)

Net increase (decrease)	(11,056)	$(117,866)	(57,749)	$(671,687)

Year ended May 31, 2018
Shares sold	30,167	$328,898	74,701	$887,582
Shares issued in reinvestment of distributions	3,698	40,150	19,714	234,737
Shares redeemed	(63,991)	(702,227)	(119,351)	(1,435,444)

Net increase (decrease)	(30,126)	$(333,179)	(24,936)	$(313,125)

Advisor Class Shares:
Six Months ended November 30, 2018
Shares sold	5,008	$54,000	—	$—
Shares issued in reinvestment of distributions	244	2,629	141	1,695
Shares redeemed	(2,446)	(26,473)	(7,794)	(91,799)

Net increase (decrease)	2,806	$30,156	(7,653)	$(90,104)

Year ended May 31, 2018
Shares sold	18,156	$199,719	10,847	$131,212
Shares issued in reinvestment of distributions	274	2,974	653	7,841
Shares redeemed	(872)	(9,444)	(3,608)	(43,567)

Net increase (decrease)	17,558	$193,249	7,892	$95,486

	Franklin NextStep Growth Fund[b]
	Shares	Amount
Class A Shares:
Six Months ended November 30, 2018
Shares sold[a]	9,867	$ 122,697
Shares issued in reinvestment of distributions	1,154	14,691
Shares redeemed	(54,714)	(672,457)

Net increase (decrease)	(43,693)	$ (535,069)

Year ended May 31, 2018
Shares sold	32,000	$ 395,596
Shares issued in reinvestment of distributions	13,387	165,468
Shares redeemed	(42,044)	(525,570)

Net increase (decrease)	3,343	$ 35,494

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Franklin NextStep Growth Fund[b]
	Shares	Amount

Class C Shares:
Six Months ended November 30, 2018
Shares sold	13,031	$ 157,512
Shares issued in reinvestment of distributions	400	5,033
Shares redeemed[a]	(19,446)	(236,449)

Net increase (decrease)	(6,015)	$ (73,904)

Year ended May 31, 2018
Shares sold	122,620	$ 1,509,045
Shares issued in reinvestment of distributions	8,214	100,870
Shares redeemed	(73,905)	(906,096)

Net increase (decrease)	56,929	$ 703,819

aMay include a portion of Class C shares that were automatically converted to Class A.

bDuring the periods ended May 31, 2018 and November 30, 2018, Advisor class did not record any share transactions.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Under a subadvisory agreement, FTIC, an affiliate of Advisers, provides subadvisory services to Funds. The subadvisory fee is paid by Advisers based on each Fund’s average daily net assets, and is not an additional expense of the Funds.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average net assets, and is not an additional expense of the Funds.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$2,626	$1,366	$610
CDSC retained	$ —	$2,433	$ —

Effective September 10, 2018, the Board approved changes to certain front-end sales charges and dealer commissions on Class A shares. Further details are disclosed in the Funds’ Prospectus.

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2018, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Transfer agent fees	$591	$2,064	$1,308

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers or by an affiliate of Advisers. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investment management fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

Investments in FT Underlying Funds for the period ended November 30, 2018, were as follows:

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	1,205	407	(176)	1,436	$144,675	$—	$969	$1,867
Franklin Low Duration Total Return Fund, Class R6	39,966	7,510	(3,249)	44,227	425,910	6,892	(664)	(3,152)
Franklin Mutual European Fund, Class R6	2,876	420	(1,023)	2,273	44,418	477	651	(4,040)
Franklin Strategic Income Fund, Class R6	36,404	7,353	(2,930)	40,827	382,544	9,004	(932)	(7,818)
Institutional Fiduciary Trust Money Market Portfolio, 1.91%	64,807	814,876	(775,000)	104,683	104,683	787	—	—
Templeton Global Total Return Fund, Class R6	28,324	5,745	(6,256)	27,813	327,631	10,006	(982)	1,852

Total Affiliated Securities					$1,429,861	$27,166	$(958)	$(11,291)

Franklin NextStep Moderate Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	12,416	1,565	(1,057)	12,924	$1,302,251	$—	$4,502	$18,492
Franklin K2 Alternative Strategies Fund, Class R6	12,562	279	(1,217)	11,624	131,815	—	528	(1,480)
Franklin Low Duration Total Return Fund, Class R6	87,005	9,358	(11,467)	84,896	817,551	14,823	(2,649)	(5,317)
Franklin Mutual European Fund, Class R6	31,377	561	(9,292)	22,646	442,497	5,138	(1,517)	(35,658)
Franklin Pelagos Commodities Strategy Fund, Class R6	41,451	4,903	(4,610)	41,744	265,907	—	78	(22,731)
Franklin Strategic Income Fund, Class R6	79,159	9,465	(10,263)	78,361	734,244	19,106	(3,805)	(13,871)
Institutional Fiduciary Trust Money Market Portfolio, 1.91%	75	1,650,554	(1,488,759)	161,870	161,870	1,263	—	—
Templeton Global Total Return Fund, Class R6	60,835	4,951	(14,999)	50,787	598,273	20,412	(5,728)	7,028

Total Affiliated Securities					$4,454,408	$60,742	$(8,591)	$(53,537)

Franklin NextStep Growth Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6	8,782	1,093	(1,143)	8,732	$879,844	$—	$3,039	$13,576
Franklin K2 Alternative Strategies Fund, Class R6	6,910	—	(784)	6,126	69,473	—	351	(830)
Franklin Low Duration Total Return Fund, Class R6	26,694	4,277	(4,988)	25,983	250,218	4,596	(1,139)	(1,326)
Franklin Mutual European Fund, Class R6	20,540	671	(7,160)	14,051	274,548	3,293	(2,597)	(21,544)
Franklin Pelagos Commodities Strategy Fund, Class R6	22,671	2,432	(3,100)	22,003	140,158	—	27	(12,294)
Franklin Strategic Income Fund, Class R6	24,287	4,152	(4,457)	23,982	224,709	5,883	(1,720)	(3,780)
Institutional Fiduciary Trust Money Market Portfolio, 1.91%	86,213	790,676	(876,759)	130	130	682	—	—
Templeton Global Total Return Fund, Class R6	19,948	1,905	(6,981)	14,872	175,190	6,270	(3,228)	3,634

Total Affiliated Securities					$2,014,270	$20,724	$(5,267)	$(22,564)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.35% based on the average net assets of each class until September 30, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended November 30, 2018, there were no credits earned.

5. Income Taxes

At November 30, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Cost of investments	$3,406,173	$12,625,683	$6,604,574

Unrealized appreciation	$ 100,724	$880,271	$524,928
Unrealized depreciation	(75,916)	(213,959)	(86,381)
Net unrealized appreciation (depreciation)	$ 24,808	$666,312	$438,547

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the period ended November 30, 2018, were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Purchases	$1,091,660	$2,166,550	$1,107,548
Sales	$837,095	$2,976,779	$1,805,340

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. Credit Facility (continued)

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended November 30, 2018, the Funds did not use the Global Credit Facility.

8.	Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of November 30, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin NextStep Conservative Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$3,326,298	$—	$—	$3,326,298
Short Term Investments	104,683	—	—	104,683
Total Investments in Securities	$3,430,981	$—	$—	$3,430,981

Franklin NextStep Moderate Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$13,130,125	$—	$—	$13,130,125
Short Term Investments	161,870	—	—	161,870
Total Investments in Securities	$13,291,995	$—	$—	$13,291,995

Franklin NextStep Growth Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$6,938,586	$—	$—	$6,938,586
Short Term Investments	130	104,405	—	104,535
Total Investments in Securities	$6,938,716	$104,405	$—	$7,043,121

aFor detailed categories, see the accompanying Statement of Investments.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ETF Exchange Traded Fund

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Tax Information (unaudited)

During the fiscal year ended May 31, 2018, the Funds, qualified fund of funds under Section 852(g)(2) of Internal Revenue Code, received an allocation of foreign taxes paid from one or more of their underlying funds. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid by underlying funds, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on June 26, 2018, to treat their proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Funds, to Class A, Class C, and Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Franklin NextStep Conservative Fund
Class A	$0.0033	$0.0375	$0.0190
Class C	$0.0033	$0.0375	$0.0190
Advisor Class	$0.0033	$0.0375	$0.0190
Franklin NextStep Moderate Fund
Class A	$0.0075	$0.0636	$0.0515
Class C	$0.0075	$0.0636	$0.0515
Advisor Class	$0.0075	$0.0636	$0.0515
Franklin NextStep Growth Fund
Class A	$0.0079	$0.0640	$0.0552
Class C	$0.0079	$0.0640	$0.0552
Advisor Class	$0.0079	$0.0640	$0.0552

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

By mid-February 2019, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2018. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2018 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report
Franklin Fund Allocator Series
Investment Manager
Franklin Advisers, Inc.
Subadvisor
Franklin Templeton Investments Corp.
Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236 nextstepfunds.com
Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018-2019 Franklin Templeton Investments. All rights reserved.	FAS5 S 01/19

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                                                                                                                         N/A

Item 5. Audit Committee of Listed Registrants.                                                                                                                          N/A

Item 6. Schedule of Investments.                                                                                                                                                    N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                                  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.     N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date    January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date    January 24, 2019

By	/s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date    January 24, 2019